Accounting policies - Summary of Intangible Asset Useful Economic Life (Detail)	9 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2021
Bottom of range [member]
Disclosure of detailed information about intangible assets [line items]
Useful economic life		2 years 6 months
Top of range [member]
Disclosure of detailed information about intangible assets [line items]
Useful economic life		10 years
Customer databases [Member] | Bottom of range [member]
Disclosure of detailed information about intangible assets [line items]
Useful economic life		2 years
Customer databases [Member] | Top of range [member]
Disclosure of detailed information about intangible assets [line items]
Useful economic life		5 years
Brands [Member]
Disclosure of detailed information about intangible assets [line items]
Useful economic life		20 years
Marketing and Data Analytics and Know How [Member] | Bottom of range [member]
Disclosure of detailed information about intangible assets [line items]
Useful economic life		4 years
Marketing and Data Analytics and Know How [Member] | Top of range [member]
Disclosure of detailed information about intangible assets [line items]
Useful economic life		5 years
Licences [member] | Bottom of range [member]
Disclosure of detailed information about intangible assets [line items]
Useful economic life		1 year
Licences [member] | Top of range [member]
Disclosure of detailed information about intangible assets [line items]
Useful economic life		5 years
Exclusive Licenses [Member]
Disclosure of detailed information about intangible assets [line items]
Useful economic life		3 years
Acquired Technology [Member] | Bottom of range [member]
Disclosure of detailed information about intangible assets [line items]
Useful economic life		2 years
Acquired Technology [Member] | Top of range [member]
Disclosure of detailed information about intangible assets [line items]
Useful economic life		6 years
Internally Generated Software Development Costs [Member] | Bottom of range [member]
Disclosure of detailed information about intangible assets [line items]
Useful economic life		2 years
Internally Generated Software Development Costs [Member] | Top of range [member]
Disclosure of detailed information about intangible assets [line items]
Useful economic life		5 years
Trademarks [Member] | Super Group (SGHC) Limited
Disclosure of detailed information about intangible assets [line items]
Useful economic life	20 years